Net Loss Per Share - potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	168,639,401	48,168,217
Stock Options
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	35,985,182	33,123,798
Public Warrants
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	5,467,692	6,854,309
February 2024 BDO Firm Warrant
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	3,803,447	0
April 2024 RDO Placement Agent Warrants
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	1,200,000	0
Retainer Shares
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	14,000,000	4,000,000
Private Warrants
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	1,000,000	3,613,383
February 2024 BDO Representative Warrants
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	470,588	0
Shares Issuable pursuant to the ESPP
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	77,167	29,806
Shares issuable under the SIPA
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	300,000	0
Convertible Debentures
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	0	546,921
October 2024 Placement Agent Warrants [Member]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	3,669,724	0
December 2024 RDO Common Warrants [Member]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	57,512,958	0
StockBlock Warrants
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	4,601,036	0
Shares issuable under Tranche B Notes
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	40,551,607	0